Liquidity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023
Liquidity (Details) [Line Items]
Net loss	$ 11.5
Operating cash flows	12.0
Accumulated deficit	14.6
Restricted cash	16.7
Working capital	28.3
Cash	$ 13.5
Accounts receivable, percentage	66.00%
Advances to supplier	$ 18.5
Advances to supplier percentage	82.00%
Cash and restricted cash	$ 16.7
Subsequent Event [Member]
Liquidity (Details) [Line Items]
Accounts receivable balance		$ 4.4